Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income for the year	$ 1,680	$ 1,558
Defined benefit pension plans:
Remeasurements	293	592
Related income tax expense	(78)	(157)
Defined benefit pension plans	215	435
Equity investments measured at fair value through other comprehensive income (FVTOCI):
(Decrease) increase in fair value	(349)	10
Related income tax recovery (expense)	47	(3)
Equity investments measured at FVTOCI	(302)	7
Items that will not be reclassified to net income	(87)	442
Cash flow hedging derivative instruments:
Unrealized gain (loss) in fair value of derivative instruments	115	(210)
Reclassification to net income of (gain) loss on debt derivatives	(1,215)	50
Reclassification to net income or property, plant and equipment of (gain) loss on expenditure derivatives	(19)	100
Reclassification to net income for accrued interest	(16)	(15)
Related income tax recovery	102	42
Cash flow hedging derivative instruments	(1,033)	(33)
Share of other comprehensive income of equity-accounted investments, net of tax	10	2
Items that may subsequently be reclassified to net income	(1,023)	(31)
Other comprehensive (loss) income for the year	(1,110)	411
Comprehensive income for the year	$ 570	$ 1,969